Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
October 31, 2022
USM-NPRT1-1222
1.9898257.102
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 1.1%
Liberty Global PLC Class C (a)	3,393	59,920
Verizon Communications, Inc.	3,703	138,381
		198,301
Interactive Media & Services - 3.9%
Alphabet, Inc. Class A (a)	6,361	601,178
Meta Platforms, Inc. Class A (a)	1,564	145,702
		746,880
Media - 1.5%
Fox Corp. Class A	2,366	68,306
Nexstar Broadcasting Group, Inc. Class A	388	66,464
Omnicom Group, Inc.	1,124	81,771
TEGNA, Inc.	3,473	72,516
		289,057
TOTAL COMMUNICATION SERVICES		1,234,238
CONSUMER DISCRETIONARY - 11.9%
Diversified Consumer Services - 1.7%
H&R Block, Inc.	4,085	168,098
Service Corp. International	2,528	153,222
		321,320
Hotels, Restaurants & Leisure - 3.0%
Domino's Pizza, Inc.	423	140,538
McDonald's Corp.	978	266,661
Yum! Brands, Inc.	1,463	173,000
		580,199
Household Durables - 2.4%
Lennar Corp. Class A	1,992	160,754
PulteGroup, Inc.	3,853	154,081
Toll Brothers, Inc.	3,316	142,853
		457,688
Specialty Retail - 4.8%
AutoZone, Inc. (a)	83	210,229
Murphy U.S.A., Inc.	564	177,384
O'Reilly Automotive, Inc. (a)	257	215,153
The Home Depot, Inc.	1,032	305,606
		908,372
TOTAL CONSUMER DISCRETIONARY		2,267,579
CONSUMER STAPLES - 6.0%
Food Products - 0.9%
The Hershey Co.	685	163,557
Household Products - 3.1%
Colgate-Palmolive Co.	2,118	156,393
Kimberly-Clark Corp.	1,204	149,850
Procter & Gamble Co.	2,148	289,271
		595,514
Tobacco - 2.0%
Altria Group, Inc.	4,011	185,589
Philip Morris International, Inc.	2,180	200,233
		385,822
TOTAL CONSUMER STAPLES		1,144,893
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
ConocoPhillips Co.	2,478	312,451
Coterra Energy, Inc.	6,410	199,543
EOG Resources, Inc.	1,944	265,395
Valero Energy Corp.	1,784	223,981
		1,001,370
FINANCIALS - 12.6%
Banks - 0.9%
Popular, Inc.	2,419	171,072
Capital Markets - 1.0%
Houlihan Lokey	2,119	189,269
Insurance - 9.8%
AFLAC, Inc.	3,354	218,379
American Financial Group, Inc.	1,471	213,457
Arch Capital Group Ltd. (a)	4,332	249,090
Chubb Ltd.	1,188	255,289
Everest Re Group Ltd.	737	237,800
Progressive Corp.	1,840	236,256
The Travelers Companies, Inc.	1,267	233,711
W.R. Berkley Corp.	3,063	227,826
		1,871,808
Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd.	4,305	170,392
TOTAL FINANCIALS		2,402,541
HEALTH CARE - 15.1%
Biotechnology - 4.0%
Gilead Sciences, Inc.	2,781	218,197
Regeneron Pharmaceuticals, Inc. (a)	270	202,163
United Therapeutics Corp. (a)	626	144,312
Vertex Pharmaceuticals, Inc. (a)	612	190,944
		755,616
Health Care Equipment & Supplies - 0.7%
QuidelOrtho Corp. (a)	1,395	125,299
Health Care Providers & Services - 1.6%
Molina Healthcare, Inc. (a)	441	158,257
Quest Diagnostics, Inc.	1,022	146,810
		305,067
Pharmaceuticals - 8.8%
Bristol-Myers Squibb Co.	2,905	225,050
Eli Lilly & Co.	827	299,448
Johnson & Johnson	2,086	362,901
Merck & Co., Inc.	2,791	282,449
Organon & Co.	4,235	110,872
Pfizer, Inc.	5,471	254,675
Zoetis, Inc. Class A	998	150,478
		1,685,873
TOTAL HEALTH CARE		2,871,855
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	492	239,447
Northrop Grumman Corp.	408	223,996
		463,443
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	1,633	159,789
Commercial Services & Supplies - 1.8%
Republic Services, Inc.	1,238	164,184
Waste Management, Inc.	1,139	180,383
		344,567
Electrical Equipment - 0.9%
Atkore, Inc. (a)	1,808	172,302
Machinery - 1.7%
Mueller Industries, Inc.	2,426	151,965
Snap-On, Inc.	746	165,649
		317,614
Road & Rail - 1.1%
Union Pacific Corp.	1,018	200,689
TOTAL INDUSTRIALS		1,658,404
INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 0.9%
Cisco Systems, Inc.	3,658	166,183
IT Services - 8.1%
Accenture PLC Class A	549	155,861
Akamai Technologies, Inc. (a)	832	73,491
Amdocs Ltd.	888	76,643
Automatic Data Processing, Inc.	504	121,817
Cognizant Technology Solutions Corp. Class A	1,312	81,672
Concentrix Corp.	553	67,593
ExlService Holdings, Inc. (a)	441	80,196
IBM Corp.	996	137,737
Jack Henry & Associates, Inc.	382	76,041
MasterCard, Inc. Class A	631	207,082
Paychex, Inc.	724	85,656
The Western Union Co.	4,650	62,822
VeriSign, Inc. (a)	413	82,790
Visa, Inc. Class A	1,159	240,098
		1,549,499
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom, Inc.	333	156,550
Intel Corp.	4,059	115,397
Micron Technology, Inc.	1,672	90,455
Texas Instruments, Inc.	849	136,375
		498,777
Software - 6.6%
Fortinet, Inc. (a)	1,705	97,458
Microsoft Corp.	3,976	922,949
NortonLifeLock, Inc.	3,014	67,905
Qualys, Inc. (a)	586	83,540
VMware, Inc. Class A	718	80,797
		1,252,649
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	8,086	1,239,911
HP, Inc.	2,700	74,574
Seagate Technology Holdings PLC	1,001	49,710
		1,364,195
TOTAL INFORMATION TECHNOLOGY		4,831,303
MATERIALS - 2.7%
Chemicals - 1.0%
CF Industries Holdings, Inc.	1,736	184,467
Metals & Mining - 0.9%
Nucor Corp.	1,340	176,049
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	2,658	150,576
TOTAL MATERIALS		511,092
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Extra Space Storage, Inc.	1,090	193,410
Public Storage	680	210,630
WP Carey, Inc.	2,476	188,919
		592,959
UTILITIES - 2.8%
Electric Utilities - 0.9%
Exelon Corp.	4,479	172,845
Gas Utilities - 0.9%
National Fuel Gas Co.	2,625	177,161
Multi-Utilities - 1.0%
Consolidated Edison, Inc.	2,016	177,327
TOTAL UTILITIES		527,333
TOTAL COMMON STOCKS (Cost $19,036,268)		19,043,567

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $5,857)	5,856	5,857

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $19,042,125)	19,049,424
NET OTHER ASSETS (LIABILITIES) - 0.1%	16,805
NET ASSETS - 100.0%	19,066,229

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	-	140,536	134,679	30	-	-	5,857	0.0%
Total	-	140,536	134,679	30	-	-	5,857

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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